Commitments and Contingencies (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Entity Listings [Line Items]
2021	$ 1,601
2022	1,624
2023	1,397
2024	1,182
2025	855
Thereafter	762
Total lease payments	7,421
Less: Discount	(1,025)
Present value of lease liabilities	$ 6,396	$ 6,700	$ 4,600